Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Health Innovation Equities Fund

	Shares	Value
COMMON STOCKS — 94.3%
CHINA — 3.5%
Wuxi Biologics Cayman, Inc.*	27,000	$160,727
Zai Lab Ltd.*	17,690	60,223
		220,950
DENMARK — 14.0%
ALK-Abello A/S*	13,309	209,747
Ambu A/S, B Shares	19,971	173,529
Ascendis Pharma A/S ADR*	1,069	110,385
Genmab A/S*	1,210	389,262
		882,923
JAPAN — 4.3%
M3, Inc.	9,700	270,841
NETHERLANDS — 7.2%
Argenx SE*	1,284	456,946
UNITED KINGDOM — 0.7%
Exscientia PLC ADR*	5,211	42,782
UNITED STATES — 64.6%
10X Genomics, Inc., Class A *	5,054	143,938
ABIOMED, Inc.*	692	169,997
Alector, Inc.*	4,499	42,561
Alnylam Pharmaceuticals, Inc.*	2,117	423,739
Berkeley Lights, Inc.*	8,790	25,139
Bridgebio Pharma, Inc.*	5,833	57,980
Butterfly Network, Inc.*	16,985	79,829
Denali Therapeutics, Inc.*	4,018	123,312
Dexcom, Inc.*	2,378	191,524
Doximity, Inc., Class A *	2,420	73,132
Edwards Lifesciences Corp.*	3,044	251,526
Exact Sciences Corp.*	2,742	89,088
Health Catalyst, Inc.*	4,800	46,560
Illumina, Inc.*	1,384	264,053
Ionis Pharmaceuticals, Inc.*	3,958	175,062
Lyell Immunopharma, Inc.*	8,734	64,020
Masimo Corp.*	1,144	161,487
Moderna, Inc.*	2,794	330,391
Novocure Ltd.*	2,245	170,575
Oscar Health, Inc., Class A *	3,356	16,746
Recursion Pharmaceuticals, Inc., Class A *	9,930	105,655
Relay Therapeutics, Inc.*	4,802	107,421
ResMed, Inc.	915	199,745
Sage Therapeutics, Inc.*	1,076	42,136
Sana Biotechnology, Inc.*	1,926	11,556
Shockwave Medical, Inc.*	1,826	507,756
Teladoc Health, Inc.*	3,296	83,554
Veeva Systems, Inc., Class A *	492	81,121
Vir Biotechnology, Inc.*	2,186	42,146
		4,081,749
Total Common Stocks (cost $9,345,645)		5,956,191

PREFERRED STOCKS — 4.8%
GERMANY — 4.8%
Sartorius AG 0.36% (cost $580,154)	872	301,628
TOTAL INVESTMENTS — 99.1% (cost $9,925,799)		$6,257,819
Other assets less liabilities — 0.9%		57,904
NET ASSETS — 100.0%		$6,315,723

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Health Innovation Equities Fund

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Health Innovation Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$4,234,916	$1,721,275	$–	$5,956,191
Preferred Stocks**	–	301,628	–	301,628
Total	$4,234,916	$2,022,903	$–	$6,257,819

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.